Related Party Transactions (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Recorded amount due from shareholder amount	$ 25,047	$ 25,336
GBuy Global Pte Ltd [Member]
Related Party Transactions (Details) [Line Items]
Recorded amount due from shareholder amount	6,362	4,119
Webuy Talent Ltd [Member]
Related Party Transactions (Details) [Line Items]
Recorded amount due from shareholder amount	$ 5,036